EMPLOYEE BENEFIT PLANS - FAIR VALUE OF PLAN ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 2,459	$ 2,484	$ 2,807
Cash and cash equivalents excluded	14	14
Accounts payable excluded	24	25
Pension Plan [Member] | Equity Securities, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	884	900
Pension Plan [Member] | Equity Securities, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	522	544
Pension Plan [Member] | Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	127	124
Pension Plan [Member] | domestic government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	246	155
Pension Plan [Member] | International government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9	10
Pension Plan [Member] | Domestic corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	346	338
Pension Plan [Member] | International corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	94	100
Pension Plan [Member] | Registered investment companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14	7
Pension Plan [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1
Pension Plan [Member] | Total investment assets in the fair value hierarchy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,242	2,179
Pension Plan [Member] | Common/collective trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments measured at NAV	223	312
Pension Plan [Member] | Venture capital funds and real estate funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments measured at NAV	4	4
Pension Plan [Member] | Total fair value of plan assets excluding cash and cash equivalents and accounts payable [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,469	2,495
Pension Plan [Member] | Level 1 [Member] | Equity Securities, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	884	893
Pension Plan [Member] | Level 1 [Member] | Equity Securities, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	522	543
Pension Plan [Member] | Level 1 [Member] | Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	127	124
Pension Plan [Member] | Level 1 [Member] | domestic government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	214	124
Pension Plan [Member] | Level 1 [Member] | International government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan [Member] | Level 1 [Member] | Domestic corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan [Member] | Level 1 [Member] | International corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan [Member] | Level 1 [Member] | Registered investment companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan [Member] | Level 1 [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1
Pension Plan [Member] | Level 1 [Member] | Total investment assets in the fair value hierarchy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,747	1,685
Pension Plan [Member] | Level 2 [Member] | Equity Securities, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	7
Pension Plan [Member] | Level 2 [Member] | Equity Securities, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1
Pension Plan [Member] | Level 2 [Member] | Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan [Member] | Level 2 [Member] | domestic government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	32	31
Pension Plan [Member] | Level 2 [Member] | International government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9	10
Pension Plan [Member] | Level 2 [Member] | Domestic corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	346	338
Pension Plan [Member] | Level 2 [Member] | International corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	94	100
Pension Plan [Member] | Level 2 [Member] | Registered investment companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14	7
Pension Plan [Member] | Level 2 [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Pension Plan [Member] | Level 2 [Member] | Total investment assets in the fair value hierarchy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	495	494
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,057	1,003	1,054
Other Postretirement Benefit Plan [Member] | Total fair value of plan assets excluding cash and cash equivalents and accounts payable [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,057	1,004
Other Postretirement Benefit Plan [Member] | Level 1 [Member] | Total investment assets in the fair value hierarchy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	436	405
Other Postretirement Benefit Plan [Member] | Level 2 [Member] | Total investment assets in the fair value hierarchy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	221	217
San Diego Gas and Electric Company [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	714	752	828
Transfers receivable excluded		2
San Diego Gas and Electric Company [Member] | Pension Plan [Member] | Total fair value of plan assets excluding cash and cash equivalents and accounts payable [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	717	753
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	169	161	164
Cash and cash equivalents excluded	1	1
Accounts payable excluded	1	1
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Equity Securities, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	41	39
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Equity Securities, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24	24
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	46	41
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | domestic government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11	8
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Domestic corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16	15
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | International corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	4
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Registered investment companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17	16
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Total investment assets in the fair value hierarchy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	158	147
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Common/collective trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments measured at NAV	11	14
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Total fair value of plan assets excluding cash and cash equivalents and accounts payable [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	169	161
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | Equity Securities, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	41	39
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | Equity Securities, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24	24
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	46	41
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | domestic government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	5
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | Domestic corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | International corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | Registered investment companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | Total investment assets in the fair value hierarchy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	121	109
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | Equity Securities, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | Equity Securities, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | domestic government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	3
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | Domestic corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16	15
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | International corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	4
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | Registered investment companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17	16
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | Total investment assets in the fair value hierarchy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37	38
Southern California Gas Company [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,579	1,537	1,763
Southern California Gas Company [Member] | Pension Plan [Member] | Total fair value of plan assets excluding cash and cash equivalents and accounts payable [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,585	1,544
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	870	822	$ 870
Cash and cash equivalents excluded	4	3
Accounts payable excluded	4	4
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Equity Securities, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	130	124
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Equity Securities, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	77	74
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	46	43
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | domestic government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	60	49
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | International government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	2
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Domestic corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	94	87
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | International corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28	28
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Registered investment companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47	49
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Total investment assets in the fair value hierarchy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	484	456
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Common/collective trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments measured at NAV	386	367
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Total fair value of plan assets excluding cash and cash equivalents and accounts payable [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	870	823
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | Equity Securities, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	130	123
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | Equity Securities, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	77	74
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	46	43
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | domestic government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	52	42
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | International government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | Domestic corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | International corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | Registered investment companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | Total investment assets in the fair value hierarchy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	305	282
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | Equity Securities, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | Equity Securities, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | domestic government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	7
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | International government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	2
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | Domestic corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	94	87
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | International corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28	28
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | Registered investment companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47	49
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | Total investment assets in the fair value hierarchy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	179	174
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Equity Securities, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	6
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Equity Securities, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	3
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | domestic government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	2
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | International government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Domestic corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	1
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | International corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Registered investment companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Total investment assets in the fair value hierarchy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15	19
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Common/collective trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments measured at NAV	3	1
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Total fair value of plan assets excluding cash and cash equivalents and accounts payable [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18	20
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | Equity Securities, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	5
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | Equity Securities, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	3
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | domestic government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	2
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | International government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | Domestic corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | International corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | Registered investment companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Level 1 [Member] | Total investment assets in the fair value hierarchy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	14
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | Equity Securities, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | Equity Securities, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | domestic government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | International government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | Domestic corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	1
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | International corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | Registered investment companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1
Other Sempra Energy [Member] | Other Postretirement Benefit Plan [Member] | Level 2 [Member] | Total investment assets in the fair value hierarchy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5	5
Sempra Energy [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents excluded	5	4
Accounts payable excluded	$ 5	$ 5